Share-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation
Share-Based Compensation

14. Share-Based Compensation

The following table presents the Group’s share-based compensation expense by type of award:

	Year Ended December 31,
	(Amounts in Thousands)
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Share options	21,837	18,081	24,195	3,508
Non-vested restricted shares	37,952	32,956	18,105	2,625
Total share-based compensation	59,789	51,037	42,300	6,133

During the year ended December 31, 2017, the Group adopted its 2017 share incentive plan (the “2017 Plan”). Under the 2017 Plan, the maximum aggregate number of shares in respect of which options, restricted shares, or restricted share units may be issued shall be 2,800,000 shares. The term of any options, restricted shares, or restricted share units granted under the 2017 Plan shall not exceed ten years. Options, restricted shares or restricted share units generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

During the year ended December 31, 2022, the Group adopted its 2022 share incentive plan (the “2022 Plan”). Under the 2022 Plan, the maximum aggregate number of shares in respect of which options, restricted shares, or restricted share units may be issued shall be 3,000,000 shares. The term of any options, restricted shares, or restricted share units granted under the 2022 Plan shall not exceed ten years. Options, restricted shares or restricted share units generally vest 25% on the first anniversary of the grant date with the remaining 75% vesting ratably over the following 36 months.

Share Options:

No options were granted for the years ended December 31, 2020. The weighted-average grant-date fair value of options granted during the year ended December 31, 2021 and 2022 was RMB306.56 and RMB181.04 (US$26.25) per share. There were 134,639, 37,606 and 6,009 options exercised during the years ended December 31, 2020, 2021 and 2022, respectively.

The Group uses the Black-Scholes pricing model and the following assumptions to estimate the fair value of the options granted:

2022
Average risk-free rate of return	3.0~4.1%
Weighted average expected option life	7.85	years
Estimated volatility	67.1~67.5%
Average dividend yield	Nil

The following table summarizes option activity during the year ended December 31, 2022:

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
	Number of	Exercise	Contractual	Value of
	options	Price	Term	Options
		RMB	Years	RMB
Outstanding as of January 1, 2022	433,968	474.97	7.9	18,389
Granted	558,935	198.71
Exercised	(6,009)	257.59
Forfeited or expired	(61,421)	460.62
Outstanding as of December 31, 2022	925,473	310.49	8.4	8,379
Exercisable as of December 31, 2022	242,581	401.05	6.0	—

The aggregate intrinsic value of options exercised during the year ended December 31, 2022 was RMB1,223. As of December 31, 2022, there was RMB112,243 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 3.93 years.

Non-vested Restricted Shares:

A summary of non-vested restricted share activity during the year ended December 31, 2022 is presented below:

		Weighted-
	Number of	average
	non-vested	grant-
	restricted	date fair
Non-vested restricted shares	shares	value
		RMB
Non-vested as of January 1, 2022	150,834	324.12
Granted	4,000	224.85
Vested	(32,312)	493.62
Forfeited	(32,667)	427.29
Non-vested as of December 31, 2022	89,855	300.59

The total fair value of non-vested restricted shares vested during the year ended December 31, 2022 was RMB9,672. As of December 31, 2022, there was RMB28,161 in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 4.63 years.